Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Taxable income percentage	80.00%	80.00%
Taxable income carryforward percentage	80.00%	80.00%
Taxable income limitation expire	2033	2033
Profit tax rate	$ 257,311	$ 2
Issued share capital percentage	50.00%	50.00%
Income tax expense (in Dollars)	$ 94,947		$ 255,805
Effective tax rate	5.90%	5.90%	2.60%
Effective tax rate for the discontinued operations	0.00%		0.00%
Interest Payable (in Dollars)
Tax payer expires term	3 years	3 years
Tax assessment years	6 years	6 years
Tax assessment extendable term	10 years	10 years
Tax authorities general term	5 years	5 years
Minimum [Member]
Income Taxes (Details) [Line Items]
Taxable income percentage						30.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Taxable income percentage					50.00%
Income Tax Slab One Rate [Member] | Hong Kong Subsidiaries [Member]
Income Taxes (Details) [Line Items]
Tax rate percentage	8.25%	8.25%
New tax rate	8.25%	8.25%
Income Tax Slab Two Rate [Member] | Hong Kong Subsidiaries [Member]
Income Taxes (Details) [Line Items]
Tax rate percentage	16.50%	16.50%
New tax rate	16.50%	16.50%
UNITED STATES
Income Taxes (Details) [Line Items]
Net operating loss carry forwards (in Dollars)	$ 16,778,535		11,935,256
HONG KONG
Income Taxes (Details) [Line Items]
Net operating loss carry forwards (in Dollars)
Metaverse Digital Payment Co [Member]
Income Taxes (Details) [Line Items]
Income tax expense (in Dollars)	$ 94,947